Earnings Per Share (Tables)	12 Months Ended
Dec. 30, 2012
Earnings Per Share [Abstract]
Reconciliation of basic net earnings per share to diluted net earnings per share
The following is a reconciliation of basic net earnings per share to diluted net earnings per share for the fiscal years ended December 30, 2012, January 1, 2012 and January 2, 2011:

(In Millions Except Per Share Amounts)	2012	2011	2010
Basic net earnings per share attributable to Johnson & Johnson	$3.94	3.54	4.85
Average shares outstanding — basic	2,753.3	2,736.0	2,751.4
Potential shares exercisable under stock option plans	164.6	158.3	156.1
Less: shares repurchased under treasury stock method	(128.2)	(122.6)	(122.3)
Convertible debt shares	3.6	3.6	3.6
Accelerated share repurchase program	19.3	—	—
Adjusted average shares outstanding — diluted	2,812.6	2,775.3	2,788.8
Diluted net earnings per share attributable to Johnson & Johnson	$3.86	3.49	4.78